Income taxes - Net Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net amount at January 1	SFr (3,440)	SFr 251	SFr (1,001)
thereof deferred tax assets	2,171	5,915	1,849
thereof deferred tax liabilities	(5,611)	(5,664)	(2,849)
Taxes charged
to income statement	(3,589)	1,024	SFr (420)
to other comprehensive income	(179)	319
Exchange differences	77	(92)
Net amount at December 31	SFr 251	SFr (1,001)